Personnel expenses (Tables)	12 Months Ended
Dec. 31, 2025
Classes of employee benefits expense [abstract]
Disclosure of detailed information about personnel expenses [Table Text Block]

(Million euro)	2025	2024	Var.25/24	2023	Var.24/23
Wages and salaries	1,540	1,468	72	1,350	118
Social security contributions	221	375	(154)	179	196
Pension plan contributions	19	18	1	15	3
Share-based payments	14	13	1	11	2
Other welfare expenses	53	(114)	166	43	(157)
TOTAL	1,847	1,760	87	1,599	162

Disclosure of detailed information about number of employees by professional category and gender [Table Text Block]

	12.31.2025
CATEGORY	MEN	WOMEN	TOTAL	VAR 25/24
Executive directors	2	—	2	—%
Senior managers	11	3	14	(13)%
Executives	2,964	825	3,789	4%
Managers/Professionals/Supervisors	4,316	2,384	6,700	3%
Administrative/Support personnel	538	682	1,220	(16)%
Manual workers	10,394	490	10,884	(22)%
Total	18,225	4,384	22,609	(11)%

	12.31.2024
CATEGORY	MEN	WOMEN	TOTAL	VAR 24/23
Executive directors	2	—	2	—%
Senior managers	12	4	16	23%
Executives	2,900	757	3,657	4%
Managers/Professionals/Supervisors	4,236	2,270	6,506	4%
Administrative/Support personnel	680	772	1,452	1%
Manual workers	13,160	708	13,868	2%
Total	20,990	4,511	25,501	3%

	12.31.2023
CATEGORY	MEN	WOMEN	TOTAL
Executive directors	2	—	2
Senior managers	11	2	13
Executives	2,819	703	3,522
Managers/Professionals/Supervisors	4,145	2,132	6,277
Administrative/Support personnel	670	766	1,436
Manual workers	12,910	639	13,549
Total	20,558	4,241	24,799

Disclosure of detailed information about the average workforce by business division [Table Text Block]

	12.31.2025
BUSINESS	MEN	WOMEN	TOTAL	VAR 25/24
Construction	14,498	3,394	17,891	(2)%
Highways	480	187	667	(18)%
Airports	195	49	244	(2)%
Energy	1,502	228	1,730	4%
Other	707	364	1,071	(78)%
Total	17,382	4,221	21,603	(16)%

	12.31.2024
BUSINESS	MEN	WOMEN	TOTAL	VAR 24/23
Construction	14,944	3,355	18,299	(6)%
Highways	588	227	815	(11)%
Airports	201	46	248	5%
Energy	1,460	201	1,661	2296%
Other	4,140	694	4,834	7%
Total	21,333	4,523	25,857	3%

	12.31.2023
BUSINESS	MEN	WOMEN	TOTAL
Construction	16,067	3,345	19,412
Highways	678	233	911
Airports	195	42	237
Energy	48	21	69
Other	3,866	670	4,536
Total	20,855	4,311	25,166